SHARE CAPITAL (Narrative) (Details)							1 Months Ended													12 Months Ended
	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 CAD ($) share $ / shares shares	Feb. 04, 2020 CAD ($) share $ / shares	Nov. 01, 2018 $ / shares shares	Nov. 12, 2014	Sep. 30, 2020 CAD ($) share $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Aug. 21, 2020 CAD ($) shares	Apr. 24, 2020 CAD ($) share $ / shares shares	Nov. 29, 2019 CAD ($) Year share $ / shares	Mar. 21, 2019 CAD ($) Year share $ / shares	Jan. 16, 2019 CAD ($) Year share $ / shares shares	Oct. 31, 2018 $ / shares shares	Aug. 23, 2018 CAD ($) share $ / shares	May 29, 2018 CAD ($) share $ / shares	May 18, 2018 CAD ($) share Finder $ / shares	Apr. 25, 2018 CAD ($) share Finder $ / shares	Nov. 30, 2020 CAD ($) share $ / shares shares	Nov. 30, 2019 CAD ($) share $ / shares shares	Nov. 30, 2018 CAD ($) share $ / shares shares	Nov. 30, 2017 shares
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares	483,334	500,000					50,000	100,000	100,000											1,233,334	910,300	2,045,000
Weighted average exercise price of warrants exercised | $ / shares	$ 0.20	$ 0.20					$ 0.20	$ 0.20	$ 0.20											$ 0.11	$ 0.21	$ 0.10
Proceeds from warrants exercised | $																				$ 246,667	$ 187,120	$ 204,500
Number of units issued | shares			3,718,831				1,335,165				3,128,334
Price per unit issued | $ / shares			0.15				0.30				0.15
Proceeds from units issued | $			$ 557,825				$ 400,550				$ 469,250
Exercise price of warrants granted | $ / shares			$ 0.20				$ 0.50				$ 0.20									$ 0.90		$ 0.58
Warrants granted, estimated fair value | $							$ 81,609
Number of share options exercised																500,000	125,000				125,000	625,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																$ 0.10	$ 0.30				$ 0.30	$ 0.14
Proceeds from exercise of options | $																$ 50,000	$ 37,500
Share issue related cost | $																				$ 38,727		$ 124,799
Shares held in escrow | shares																				405,000	810,000
Number of warrants granted			3,718,831				692,583				3,128,334									7,539,748		3,567,275
Percentage of common shares reserved for issuance						10.00%
Number of stock options granted																					3,300,000
Exercise price of stock options granted | $ / shares																					$ 0.58
Remaining contractual life of stock option																				3 years 3 months 29 days
Number of options cancelled																				200,000	150,000
Stock-based compensation recognized in profit or loss | $																				$ 479,107	$ 692,091
Value of common shares issued as compensation for consulting fees | $																				$ 125,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and outstanding | shares																				42,762,264	32,796,600	31,761,300	19,349,500
Proceeds from warrants exercised | $																				$ 246,667	$ 187,120	$ 204,500
Shares issued for acquisition (Shares) | shares																						3,000,000
Share issue related cost | $																				$ 38,727		$ 253,794
Common shares issued as compensation for consulting fees | shares																				500,000
Value of common shares issued as compensation for consulting fees | $																				$ 125,000
Aerowave Corporation ("Aerowave") [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares							50,000
Proceeds from units issued | $							$ 22,811
Exercise price of warrants granted | $ / shares							$ 0.50
Warrants granted, estimated fair value | $							$ 1,500
Directors Officers Employee And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														2,300,000
Exercise price of stock options granted | $ / shares														$ 0.60
Remaining contractual life of stock option														5 years
Number of options cancelled																				150,000
Number of remaining share options granted in share based payment arrangement | shares														2,150,000
Stock price | $ / shares														$ 0.54
Volatility														100.00%
Risk-free rate														1.93%
Dividend yield														0.00%
Expected life | Year														5
Fair value of stock option | $														$ 913,140
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													350,000
Exercise price of stock options granted | $ / shares													$ 0.60
Remaining contractual life of stock option													5 years
Stock price | $ / shares													$ 0.57
Volatility													100.00%
Risk-free rate													1.56%
Dividend yield													0.00%
Expected life | Year													5
Fair value of stock option | $													$ 147,613
Consultant And Director [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted												650,000
Exercise price of stock options granted | $ / shares												$ 0.50
Remaining contractual life of stock option												5 years
Stock price | $ / shares												$ 0.49
Volatility												100.00%
Risk-free rate												1.49%
Dividend yield												0.00%
Expected life | Year												5
Fair value of stock option | $												$ 236,809
Director [Member]
Disclosure of classes of share capital [line items]
Common shares issued as compensation for consulting fees | shares							250,000			250,000
Value of common shares issued as compensation for consulting fees | $							$ 62,500			$ 62,500
Exercise Price 0.60 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					7,500
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.60
Exercise Price 0.40 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					307,800
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.40
Exercise Price 0.10 [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					595,000
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.10
Exercise Price 0.30 [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised																					125,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares																					$ 0.30
Proceeds from exercise of options | $																					$ 37,500
Non-brokered private placement financing [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement				10,000,000
Price per unit issued | $ / shares				0.40
Proceeds from units issued | $				$ 4,000,000
Exercise price of warrants granted | $ / shares				$ 0.80
Cancelled private placement, amount held | $																				$ 4,400
First Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement																			4,475,000
Price per unit issued | $ / shares																			0.40
Proceeds from units issued | $																			$ 1,790,000
Exercise price of warrants granted | $ / shares																			$ 0.60
First Tranche [Member] | Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares																			$ 0.40
Warrants granted, estimated fair value | $																			$ 110,574
Percentage of finders fees of cash																			6.00%
Percentage of number of warrant units issued																			6.00%
Number of finders involved in private placement | Finder																			5
Warrants granted, exercisable period																			1 year
Number of warrants granted																			266,850
Fair value of warrants, expected life																			1 year
Fair value of warrants estimated price volatility rate																			166.00%
Fair value of warrants estimated risk free rate																			1.88%
Fair value of warrants estimated dividend yield rate																			0.00%
Second Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement																		2,035,550
Price per unit issued | $ / shares																		0.40
Proceeds from units issued | $																		$ 814,220
Exercise price of warrants granted | $ / shares																		$ 0.60
Second Tranche [Member] | Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares																		$ 0.40
Warrants granted, estimated fair value | $																		$ 18,420
Percentage of finders fees of cash																		6.00%
Percentage of number of warrant units issued																		6.00%
Number of finders involved in private placement | Finder																		4
Warrants granted, exercisable period																		1 year
Number of warrants granted																		45,150
Fair value of warrants, expected life																		1 year
Fair value of warrants estimated price volatility rate																		168.00%
Fair value of warrants estimated risk free rate																		1.99%
Fair value of warrants estimated dividend yield rate																		0.00%
Subscription received reclassified to accounts payable and accrued liabilities | $																		$ 38,646
Options Vesting January 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														1,075,000
Options Vesting April 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														268,750
Options Vesting July 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														268,750
Options Vesting October 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														268,750
Options Vesting January 15, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted														268,750
Options Vesting March 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													175,000
Options Vesting June 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													43,750
Options Vesting December 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													43,750
Options Vesting March 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													43,750
Options Vesting June 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted													43,750
Options Vesting November 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted												325,000
Options Vesting November 30, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted												325,000
Plymouth Rock USA [Member]
Disclosure of classes of share capital [line items]
Shares issued for acquisition (Shares) | shares															3,000,000
Equity issuance, price per share | $ / shares					$ 0.69										$ 0.413
Finder's fee for acquisition | shares					231,250